Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Jul. 03, 2011	Oct. 03, 2010	Sep. 27, 2009
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	139,444,940	139,444,940	139,444,940
Common stock, shares outstanding	139,444,940	139,444,940	139,444,940
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued	1,027	1,027	1,027
Preferred stock, shares outstanding	1,027	1,027	1,027